Stock-Based Compensation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock-Based Compensation [Abstract]
Classification of Stock-Based Compensation Expense
The following table presents the classification of stock-based compensation expense recognized for the periods below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2019	2018	2019	2018
Selling, general and administrative expense	$383	$440	$1,018	$1,446
Research and development expense	29	(3)	95	98
Total stock-based compensation expense	$412	$437	$1,113	$1,544

The following table summarizes the stock-based compensation expense which was recognized in the consolidated statements of operations for the years ended December 31,

(Dollars in thousands)	2018	2017
Selling, general and administrative	$1,958	$452
Research and development	129	50
Total	$2,087	$502